Consolidated Balance Sheets	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current assets:
Cash and cash equivalents	$ 150,990,805	950,321,028	2,776,936,322
Short-term investments	146,137,476	919,774,660	3,253,362,000
Accounts receivable (net of allowance of RMB5,953,066 and RMB4,075,162 (US$647,478) for 2010 and 2011)	2,175,547	13,692,673	9,800,407
Prepayments and other current assets	17,787,354	111,951,828	132,727,408
Due from related parties	541,813	3,410,114	25,000,000
Inventories	50,369	317,019	433,953
Deferred tax assets	28,564,026	179,779,122	105,745,171
Total current assets	346,247,390	2,179,246,444	6,304,005,261
Non-current assets:
Property and equipment, net	55,556,635	349,667,907	143,286,303
Intangible assets, net	4,202,278	26,448,716	33,954,716
Due from research and development entity partners	1,213,397	7,637,000	10,783,600
Goodwill	3,527,536	22,201,960	22,201,960
Investment in equity investees	55,831,872	351,400,224	35,125,945
Long-term investment	4,686,322	29,495,239	20,495,239
Available-for-sale securities	61,464,453	386,851,118	423,302,661
Held-to-maturity securities	15,888,400	100,000,000
Deferred tax assets	2,716,945	17,100,182	13,145,488
Other assets	12,898,551	81,182,192	101,842,080
Total non-current assets:	217,986,389	1,371,984,538	804,137,992
Total assets	564,233,779	3,551,230,982	7,108,143,253
Current liabilities:
Payables and accrued expenses (including payables and accrued expenses of Shanghai Giant Network Technology Co., Ltd. and its subsidiaries without recourse to Giant Interactive Group Inc. of RMB47,739,568 and RMB72,956,998 (US$11,591,700) as of December 31, 2010 and 2011, respectively	27,266,224	171,610,885	144,436,022
Advances from distributors (including advances from distributors of Shanghai Giant Network Technology Co., Ltd. and its subsidiaries without recourse to Giant Interactive Group Inc. of RMB75,506,955 and RMB82,327,668 (US$13,080,549) as of December 31, 2010 and 2011, respectively)	13,080,549	82,327,669	75,506,955
Due to a related party (including due to a related party of Shanghai Giant Network Technology Co., Ltd. and its subsidiaries without recourse to Giant Interactive Group Inc. of RMB14,248,095 and RMB10,720,869 (US$1,703,375) as of December 31, 2010 and 2011, respectively)	85,852	540,345
Deferred revenue (including deferred revenue of Shanghai Giant Network Technology Co., Ltd. and its subsidiaries without recourse to Giant Interactive Group Inc. of RMB434,738,212 and RMB518,363,112 (US$82,359,604) as of December 31, 2010 and 2011, respectively)	84,082,109	529,204,385	442,795,002
Tax payable (including tax payable of Shanghai Giant Network Technology Co., Ltd. and its subsidiaries without recourse to Giant Interactive Group Inc. of RMB371,748 and RMB64,733 (US$10,285) as of December 31, 2010 and 2011, respectively)	6,126,751	38,561,157	22,191,957
Unrecognized tax benefit (including unrecognized tax benefit of Shanghai Giant Network Technology Co., Ltd. and its subsidiaries without recourse to Giant Interactive Group Inc. of RMB1,990,061 and RMB5,911,803 (US$ 939,291) as of December 31, 2010 and 2011, respectively	7,062,636	44,451,522	14,758,798
Deferred tax liabilities (including deferred tax liabilities of Shanghai Giant Network Technology Co., Ltd. and its subsidiaries without recourse to Giant Interactive Group Inc. of RMB nil and RMB1,650,000 (US$262,159) as of December 31, 2010 and 2011, respectively)	23,549,728	148,219,632	624,770
Total current liabilities	161,253,849	1,014,915,595	700,313,504
Non-current liabilities:
Deferred tax liabilities (including deferred tax liabilities of Shanghai Giant Network Technology Co., Ltd. and its subsidiaries without recourse to Giant Interactive Group Inc. of RMB nil and RMB14,869,840 (US$2,362,579) as of December 31, 2010 and 2011, respectively)	2,364,561	14,882,313	186,496
Total liabilities	163,618,410	1,029,797,908	700,500,000
Commitments and contingencies
Shareholders' equity
Ordinary shares (par value US$0.0000002 per share; 500,000,000 shares authorized as at December 31, 2010 and December 31,2011, respectively; 263,110,626 shares issued and 228,019,412 shares outstanding at December 31, 2010; 273,110,626 shares issued and 235,234,959 shares outstanding at December 31, 2011)	68	430	417
Additional paid-in capital	691,187,106	4,350,262,526	6,087,534,887
Statutory reserves	2,244,367	14,125,819	43,890,273
Accumulated other comprehensive loss	(63,748,993)	(401,229,786)	(300,504,420)
Retained earnings	104,071,142	655,013,363	2,738,731,300
Treasury stock	(337,235,151)	(2,122,524,316)	(2,176,792,033)
Total Giant Interactive Group, Inc.'s equity	396,518,539	2,495,648,036	6,392,860,424
Non controlling interests	4,096,830	25,785,038	14,782,829
Total shareholders' equity	400,615,369	2,521,433,074	6,407,643,253
Total liabilities and shareholders' equity	$ 564,233,779	3,551,230,982	7,108,143,253